Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of Restated Statements of Operations (Detail) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net loss per Class F common stock (basic and diluted)	$ (4,175)			$ (553)								$ (4,645)	$ (6,913)	$ 1,886
Income before income taxes	$ (4,140,000)			$ (492,000)								$ (4,449,000)	$ (6,764,000)	$ 2,292,000
Net income	(4,175,000)			(553,000)								(4,645,000)	(6,913,000)	1,886,000
Per Share Data:
(Loss) income before income taxes	(4,140,000)			(492,000)								(4,449,000)	(6,764,000)	2,292,000
Net (loss) income	$ (4,175,000)			$ (553,000)								$ (4,645,000)	$ (6,913,000)	$ 1,886,000
Net (loss) income per Class F common stock (basic and diluted)	$ (4,175)			$ (553)								$ (4,645)	$ (6,913)	$ 1,886
Crescent Acquisition Corp
Error Corrections and Prior Period Adjustments Revision [Line Items]
Change in the fair value of the Warrant liability	$ 3,700,000	$ 11,400,000	$ (11,555,000)	$ (1,115,000)	$ (2,645,000)	$ 13,510,000	$ 265,000	$ (12,670,000)	$ 13,775,000	$ (1,270,000)	$ 11,130,000	$ (13,005,000)	$ 10,850,000
Change in the fair value of the Forward Purchase Agreement liability	3,240,000	2,460,000	(3,229,000)	1,404,000	(556,000)	(673,000)	211,000	(1,825,000)	(462,000)	635,000	(1,018,000)	(1,789,000)	(1,361,000)
Initial classification of Forward Purchase Agreement liability							(2,035,000)		(2,035,000)		(2,035,000)		(2,035,000)
Offering cost associated with Warrants recorded as liabilities							(1,465,314)		(1,465,314)		(1,465,314)		(1,465,314)
Loss on sale of Private Placement Warrants							(5,110,000)		(5,110,000)		(5,110,000)		(5,110,000)
Income before income taxes	6,399,521	13,430,765	(14,910,002)	993,813	(1,847,600)	14,206,240	(7,917,396)	(13,916,188)	6,288,844	(485,423)	4,441,244	(17,148,745)	4,824,519
Net income	6,398,696	13,442,967	(14,913,737)	774,422	(2,147,528)	13,886,594	(7,962,948)	(14,139,315)	5,923,646	(696,348)	3,776,118	(17,285,475)	3,628,912
Per Share Data:
Change in the fair value of the Warrant liability	3,700,000	11,400,000	(11,555,000)	(1,115,000)	(2,645,000)	13,510,000	265,000	(12,670,000)	13,775,000	(1,270,000)	11,130,000	(13,005,000)	10,850,000
Change in the fair value of the Forward Purchase Agreement liability	3,240,000	2,460,000	(3,229,000)	1,404,000	(556,000)	(673,000)	211,000	(1,825,000)	(462,000)	635,000	(1,018,000)	(1,789,000)	(1,361,000)
Initial classification of Forward Purchase Agreement liability							(2,035,000)		(2,035,000)		(2,035,000)		(2,035,000)
Offering cost associated with Warrants recorded as liabilities							(1,465,314)		(1,465,314)		(1,465,314)		(1,465,314)
Loss on sale of Private Placement Warrants							(5,110,000)		(5,110,000)		(5,110,000)		(5,110,000)
(Loss) income before income taxes	6,399,521	13,430,765	(14,910,002)	993,813	(1,847,600)	14,206,240	(7,917,396)	(13,916,188)	6,288,844	(485,423)	4,441,244	(17,148,745)	4,824,519
Net (loss) income	$ 6,398,696	13,442,967	(14,913,737)	774,422	(2,147,528)	13,886,594	(7,962,948)	(14,139,315)	5,923,646	(696,348)	3,776,118	(17,285,475)	3,628,912
Crescent Acquisition Corp | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Income before income taxes		(429,235)	(126,002)	704,813	1,353,400	1,369,240	216,918	578,812	1,586,158	149,577	2,939,558	(2,354,745)	3,945,833
Net income		(417,033)	(129,737)	485,422	1,053,472	1,049,594	171,366	355,685	1,220,960	(61,348)	2,274,432	(2,491,475)	2,750,226
Per Share Data:
(Loss) income before income taxes		(429,235)	(126,002)	704,813	1,353,400	1,369,240	216,918	578,812	1,586,158	149,577	2,939,558	(2,354,745)	3,945,833
Net (loss) income		(417,033)	(129,737)	485,422	1,053,472	1,049,594	171,366	355,685	1,220,960	(61,348)	2,274,432	(2,491,475)	2,750,226
Crescent Acquisition Corp | Adjustment
Error Corrections and Prior Period Adjustments Revision [Line Items]
Change in the fair value of the Warrant liability		11,400,000	(11,555,000)	(1,115,000)	(2,645,000)	13,510,000	265,000	(12,670,000)	13,775,000	(1,270,000)	11,130,000	(13,005,000)	10,850,000
Change in the fair value of the Forward Purchase Agreement liability		2,460,000	(3,229,000)	1,404,000	(556,000)	(673,000)	211,000	(1,825,000)	(462,000)	635,000	(1,018,000)	(1,789,000)	(1,361,000)
Initial classification of Forward Purchase Agreement liability							(2,035,000)		(2,035,000)		(2,035,000)		(2,035,000)
Offering cost associated with Warrants recorded as liabilities							(1,465,314)		(1,465,314)		(1,465,314)		(1,465,314)
Loss on sale of Private Placement Warrants							(5,110,000)		(5,110,000)		(5,110,000)		(5,110,000)
Income before income taxes		13,860,000	(14,784,000)	289,000	(3,201,000)	12,837,000	(8,134,314)	(14,495,000)	4,702,686	(635,000)	1,501,686	(14,794,000)	878,686
Net income		13,860,000	(14,784,000)	289,000	(3,201,000)	12,837,000	(8,134,314)	(14,495,000)	4,702,686	(635,000)	1,501,686	(14,794,000)	878,686
Per Share Data:
Change in the fair value of the Warrant liability		11,400,000	(11,555,000)	(1,115,000)	(2,645,000)	13,510,000	265,000	(12,670,000)	13,775,000	(1,270,000)	11,130,000	(13,005,000)	10,850,000
Change in the fair value of the Forward Purchase Agreement liability		2,460,000	(3,229,000)	1,404,000	(556,000)	(673,000)	211,000	(1,825,000)	(462,000)	635,000	(1,018,000)	(1,789,000)	(1,361,000)
Initial classification of Forward Purchase Agreement liability							(2,035,000)		(2,035,000)		(2,035,000)		(2,035,000)
Offering cost associated with Warrants recorded as liabilities							(1,465,314)		(1,465,314)		(1,465,314)		(1,465,314)
Loss on sale of Private Placement Warrants							(5,110,000)		(5,110,000)		(5,110,000)		(5,110,000)
(Loss) income before income taxes		13,860,000	(14,784,000)	289,000	(3,201,000)	12,837,000	(8,134,314)	(14,495,000)	4,702,686	(635,000)	1,501,686	(14,794,000)	878,686
Net (loss) income		$ 13,860,000	$ (14,784,000)	$ 289,000	$ (3,201,000)	$ 12,837,000	$ (8,134,314)	$ (14,495,000)	$ 4,702,686	$ (635,000)	$ 1,501,686	$ (14,794,000)	$ 878,686
Crescent Acquisition Corp | Class F
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net loss per Class F common stock (basic and diluted)	$ 1.03	$ 2.16	$ (2.39)	$ 0.03	$ (0.52)	$ 2.04	$ (1.31)	$ (2.35)	$ 0.73	$ (0.20)	$ 0.20	$ (2.85)	$ 0.09
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)	$ 1.03	2.16	(2.39)	0.03	(0.52)	2.04	(1.31)	(2.35)	0.73	(0.20)	0.20	(2.85)	0.09
Crescent Acquisition Corp | Class F | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net loss per Class F common stock (basic and diluted)		(0.07)	(0.02)	(0.01)	(0.01)	(0.02)	(0.01)	(0.03)	(0.02)	(0.10)	(0.04)	(0.49)	(0.05)
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)		(0.07)	(0.02)	(0.01)	(0.01)	(0.02)	(0.01)	(0.03)	(0.02)	(0.10)	(0.04)	(0.49)	(0.05)
Crescent Acquisition Corp | Class F | Adjustment
Error Corrections and Prior Period Adjustments Revision [Line Items]
Net loss per Class F common stock (basic and diluted)		2.23	(2.37)	0.04	(0.51)	2.06	(1.30)	(2.32)	0.75	(0.10)	0.24	(2.36)	0.14
Per Share Data:
Net (loss) income per Class F common stock (basic and diluted)		$ 2.23	$ (2.37)	$ 0.04	$ (0.51)	$ 2.06	$ (1.30)	$ (2.32)	$ 0.75	$ (0.10)	$ 0.24	$ (2.36)	$ 0.14